SEGMENT REPORTING - Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 68,275	$ 79,844	$ 76,571
Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	60,026	70,794	67,802
Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,850	4,539	4,819
By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,741	1,792	1,357
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,658	2,719	2,593
Operating segments | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,856	13,716	12,492
Operating segments | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,185	11,929	10,830
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,919	47,015	43,200
Operating segments | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,124	5,863	8,392
Operating segments | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,171	1,305	1,640
Operating segments | Steel sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,830	12,796	12,127
Operating segments | Steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,393	11,133	10,225
Operating segments | Steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,569	41,804	38,302
Operating segments | Steel sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,234	5,061	7,148
Operating segments | Steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Operating segments | Non-steel sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	541	491	1
Operating segments | Non-steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	160	189	202
Operating segments | Non-steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,585	2,212	2,240
Operating segments | Non-steel sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	424	373	769
Operating segments | Non-steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,140	1,274	1,607
Operating segments | By-product sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	94	97	132
Operating segments | By-product sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	174	125	111
Operating segments | By-product sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,305	1,397	943
Operating segments | By-product sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	168	173	171
Operating segments | By-product sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Operating segments | Other sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	391	332	232
Operating segments | Other sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	458	482	292
Operating segments | Other sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,460	1,602	1,715
Operating segments | Other sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	298	256	304
Operating segments | Other sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	31	31	33
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20	16	17
Others | Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Others | Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Others | By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Others | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 20	$ 16	$ 17